Note 16 - Income Taxes - Provision for Income Taxes (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Combined basic Canadian federal and provincial income tax rate	26.50%	26.50%	26.50%
Effective income tax taxes	$ (1,659,267)	$ 17,025	$ 753,222
Increase (decrease) resulting from change in the deferred tax assets not recognized	1,302,000	424,000	(693,585)
Withholding tax	178,022	186,832	310,289
Non-deductible items	676,242	62,601	(11,204)
Change in prior year estimates	(318,975)	(502,753)	(48,433)
	$ 178,022	$ 187,705	$ 310,289